Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Balances (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred tax assets:
Provision for doubtful receivables	¥ 332	$ 48	¥ 252
Accrued expenses, payroll and others	4,820	692	4,284
Fixed assets depreciation	151	22	60
Net operating loss carry-forward	1,733	249	1,609
Less: valuation allowance	(4,843)	(696)	(3,881)
Deferred tax assets, net	2,193	315	2,324
Deferred tax liabilities:
Long-lived assets arising from acquisitions	275	40	360
Withholding tax on PRC subsidiaries' undistributed earnings	1,621	233	619
Tax on capital gains	1,159	166	2,778
Other	218	31	342
Deferred tax liabilities	¥ 3,273	$ 470	¥ 4,099